Fair Value Measurements - Schedule of financial instruments not carried at fair value as of the date presented (Detail) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Jun. 27, 2007
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Surplus note				$ 7,000
Carrying Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Surplus note	$ 721	$ 1,029	$ 1,441
Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Surplus note	$ 595	$ 885	$ 1,238